Segment Information - Schedule of Financial Performance Measures of the Balance Sheet (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule Of Financial Performance Measures Of The Balance Sheet Abstract
Total assets	$ 116,021,212	$ 14,906,429	$ 57,047,028
Total liabilities	(64,583,380)	(8,297,686)	(47,143,875)
Net assets	$ 51,437,832	$ 6,608,743	$ 9,903,153